Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 6,379	$ 6,464	$ 6,119
Additions charged to cost and expenses	2,029	2,508	4,540
Additions (Deductions) charged to other accounts	111	(95)	18
Deductions from reserves	1,503	2,498	4,213
Balance at end of period	$ 7,016	$ 6,379	$ 6,464